Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Current	(6,257)	(4,396)	(6,824)
Deferred	(629)	904	(653)
Income tax expense	(6,886)	(3,492)	(7,477)

Reconciliations of Tax Charge	Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Net income before income tax expenses	262,434	100,804	172,081
Net income not subject to taxes	(217,184)	(135,010)	(167,667)
Net income (loss) income subject to taxes	45,250	(34,206)	4,414
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(7,555)	8,888	(1,821)
Adjustments to valuation allowance and uncertain tax positions	(24,629)	(5,569)	(6,767)
Permanent and currency differences	25,065	(7,186)	4,592
Change in tax rates	233	375	(3,481)
Tax expense related to the current year	(6,886)	(3,492)	(7,477)

Components of Partnership's Deferred Tax Assets (Liabilities)
The significant components of the Company’s deferred tax assets were as follows:

	December 31, 2021 $	December 31, 2020 $
Derivative instruments	(703)	3,650
Taxation loss carryforwards and disallowed finance costs	78,031	58,310
Vessels and equipment	(277)	(1,256)
Other items	(276)	(2,636)
	76,775	58,068
Valuation allowance	(73,341)	(54,005)
Net deferred tax assets	3,434	4,063

	December 31, 2021 $	December 31, 2020 $
Deferred income tax assets included in other assets	4,142	5,386
Deferred income tax liabilities included in other long-term liabilities	(708)	(1,323)
Net deferred tax assets	3,434	4,063